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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended September 30, 2005. These four series have a June 30 fiscal year end.

Date of reporting period:        September 30, 2005

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.7%
FIXED-RATE 0.9%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	$889,845	$886,997
Ser. 2106, Class ZD, 6.00%, 12/15/2028	13,706,868	14,148,661
Ser. 2403, Class KE, 6.50%, 01/15/2032	10,000,000	10,344,256
Ser. 2459, Class VM, 6.50%, 11/15/2014	2,615,377	2,690,690
Ser. 2480, Class EH, 6.00%, 11/15/2031	5,229,925	5,266,315
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	129,805	139,684
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	193,890	209,110
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	4,571,211	4,606,996
Ser. 1999-7, Class D, 6.00%, 03/18/2028	603,991	607,531
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	811,873	810,753
Ser. G93-1, Class K, 6.68%, 01/25/2023	4,084,478	4,213,438

		43,924,431

FLOATING-RATE 12.8%
FHLMC:
Ser. 20, Class F, 4.48%, 10/25/2023	1,781,001	1,801,108
Ser. 21, Class F, 4.375%, 10/25/2023	1,559,514	1,573,316
Ser. 31, Class FA, 4.28%, 04/25/2024	1,371,737	1,374,686
Ser. 1380, Class FB, 3.49%, 10/15/2007	1,908,138	1,909,054
Ser. 1506, Class FD, 4.81%, 05/15/2008	167,282	168,232
Ser. 1513, Class AG, 3.34%, 05/15/2008	3,811,187	3,823,040
Ser. 1671, Class QA, 3.71%, 02/15/2024	839,371	846,203
Ser. 1686, Class FE, 3.86%, 02/15/2024	59,855	61,295
Ser. 1691, Class EA, 4.26%, 02/15/2024	1,504,869	1,511,490
Ser. 1698, Class FC, 3.29%, 03/15/2009	4,498,718	4,524,406
Ser. 1730, Class FA, 3.64%, 05/15/2024	2,090,806	2,077,132
Ser. 1939, Class FB, 4.81%, 04/15/2027	417,925	424,758
Ser. 2115, Class FB, 4.22%, 01/15/2029	1,225,909	1,236,243
Ser. 2182, Class FE, 4.24%, 05/15/2028	1,711,231	1,730,277
Ser. 2293, Class FM, 3.97%, 03/15/2031	2,583,290	2,586,958
Ser. 2314, Class FG, 4.17%, 06/15/2029	4,204,727	4,238,617
Ser. 2315, Class FW, 4.32%, 04/15/2027	1,265,098	1,279,166
Ser. 2322, Class FE, 4.22%, 08/15/2028	3,199,727	3,230,220
Ser. 2339, Class F, 4.27%, 06/15/2029	5,669,626	5,732,786
Ser. 2380, Class FL, 4.37%, 11/15/2031	13,932,989	14,136,411
Ser. 2383, Class FD, 4.27%, 11/15/2031	12,259,198	12,384,977
Ser. 2388, Class FG, 4.27%, 12/31/2031	2,972,889	3,007,761
Ser. 2389, Class FI, 4.52%, 06/15/2031	3,395,891	3,459,564
Ser. 2391, Class EF, 4.27%, 06/15/2031	1,455,382	1,471,493
Ser. 2395, Class FD, 4.37%, 05/15/2029	3,350,885	3,401,350
Ser. 2396, Class FM, 4.22%, 12/15/2031	834,667	841,712
Ser. 2418, Class FO, 4.67%, 02/15/2032	7,229,225	7,394,268
Ser. 2422, Class FC, 4.27%, 02/15/2032	4,713,832	4,759,886
Ser. 2425, Class FO, 4.67%, 03/15/2032	10,613,641	10,861,363
Ser. 2431, Class F, 4.27%, 03/15/2032	13,130,381	13,259,978
Ser. 2436, Class FA, 4.77%, 03/15/2032	1,724,524	1,766,615
Ser. 2461, Class FI, 4.27%, 04/15/2028	1,887,371	1,905,961
Ser. 2464, Class FE, 4.77%, 03/15/2032	2,436,884	2,490,320
Ser. 2466, Class FV, 4.32%, 03/15/2032	2,927,143	2,960,424
Ser. 2470, Class FB, 4.22%, 04/15/2027	4,204,905	4,240,604
Ser. 2475, Class FD, 4.32%, 06/15/2031	5,782,268	5,855,125
Ser. 2479, Class FA, 4.17%, 08/15/2032	15,446,858	15,556,531
Ser. 2481, Class FC, 4.77%, 05/15/2031	3,357,651	3,434,164
Ser. 2481, Class FE, 4.77%, 03/15/2032	5,280,145	5,400,057
[1]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2526, Class FL, 4.17%, 01/15/2029	$7,054,643	$7,111,292
Ser. 2526, Class FM, 4.17%, 05/15/2029	10,406,463	10,495,022
Ser. 2534, Class EF, 4.12%, 05/15/2022	6,471,606	6,506,359
Ser. 2534, Class FJ, 4.12%, 04/15/2022	4,716,389	4,741,716
Ser. 2547, Class FM, 4.32%, 01/15/2033	8,990,685	9,140,380
Ser. 2631, Class FC, 4.17%, 06/15/2033	6,731,580	6,775,537
Ser. 2827, Class FR, 4.27%, 01/15/2022	11,490,856	11,590,252
Ser. T-56, Class 2AF, 4.23%, 05/25/2043	37,317,063	37,576,043
Ser. T-62, Class 1A1, 3.94%, 10/25/2044 ##	103,896,861	104,737,387
FNMA:
Ser. 1992-39, Class FA, 4.06%, 03/25/2022	1,454,895	1,480,269
Ser. 1992-45, Class F, 4.06%, 04/25/2022	305,538	310,741
Ser. 1992-187, Class FA, 3.56%, 10/25/2007	257,741	261,352
Ser. 1993-62, Class FA, 3.96%, 04/25/2023	2,373,686	2,416,246
Ser. 1993-113, Class FA, 3.54%, 07/25/2023	1,298,714	1,311,285
Ser. 1993-165, Class FE, 4.99%, 09/25/2023	4,006,300	4,115,111
Ser. 1993-170, Class FC, 3.61%, 09/25/2008	234,348	237,739
Ser. 1993-191, Class FC, 3.56%, 10/25/2008	4,935,731	5,034,346
Ser. 1993-197, Class FB, 3.61%, 10/25/2008	205,824	210,183
Ser. 1993-229, Class FB, 3.71%, 12/25/2008	652,548	664,894
Ser. 1993-247, Class FO, 3.81%, 12/25/2023	643,420	658,489
Ser. 1994-14, Class F, 4.36%, 10/25/2023	2,479,350	2,565,656
Ser. 1994-33, Class FA, 3.76%, 03/25/2009	1,492,069	1,515,674
Ser. 1994-33, Class FD, 3.76%, 03/25/2009	726,983	738,483
Ser. 1994-55, Class F, 3.44%, 12/25/2023	859,968	863,795
Ser. 1994-61, Class FB, 5.34%, 04/25/2024	1,375,784	1,416,915
Ser. 1994-80, Class F, 3.61%, 02/25/2009	1,436,053	1,463,180
Ser. 1997-43, Class FM, 4.31%, 07/18/2027	2,071,311	2,088,254
Ser. 1998-T2, Class A5, 4.90%, 01/25/2032	8,182,234	8,332,068
Ser. 1999-49, Class FB, 4.33%, 03/25/2023	1,983,089	2,001,214
Ser. 1999-51, Class FJ, 4.43%, 10/25/2029	3,253,314	3,287,571
Ser. 2000-45, Class FA, 4.34%, 12/08/2030	4,927,766	4,970,638
Ser. 2000-45, Class FB, 4.34%, 12/18/2030	2,956,660	2,982,353
Ser. 2001-8, Class FK, 4.04%, 03/18/2031	2,549,732	2,555,545
Ser. 2001-32, Class FA, 4.38%, 07/25/2031	6,914,856	7,007,929
Ser. 2001-38, Class FB, 4.33%, 08/25/2031	656,332	665,363
Ser. 2001-46, Class F, 4.19%, 09/18/2031	6,088,369	6,116,010
Ser. 2001-59, Class F, 4.43%, 11/25/2031	7,434,982	7,538,849
Ser. 2001-62, Class FK, 4.33%, 07/25/2028	547,539	550,567
Ser. 2001-63, Class FD, 4.39%, 12/18/2031	1,858,051	1,885,978
Ser. 2001-69, Class FA, 4.43%, 07/25/2031	3,567,561	3,617,292
Ser. 2001-71, Class FS, 4.43%, 11/25/2031	2,572,774	2,612,549
Ser. 2001-81, Class F, 4.38%, 01/25/2032	1,455,176	1,473,264
Ser. 2001-81, Class FC, 4.44%, 01/18/2032	1,892,103	1,921,241
Ser. 2001-81, Class FL, 4.44%, 01/18/2032	3,596,930	3,656,998
Ser. 2002-4, Class FD, 4.38%, 02/25/2032	5,230,702	5,301,108
Ser. 2002-5, Class FD, 4.73%, 02/25/2032	2,874,508	2,936,167
Ser. 2002-13, Class FE, 4.73%, 02/27/2031	4,004,925	4,099,401
Ser. 2002-20, Class FK, 4.43%, 04/25/2032	6,751,631	6,835,959
Ser. 2002-34, Class FA, 4.29%, 05/18/2032	4,289,465	4,325,969
Ser. 2002-37, Class F, 4.63%, 11/25/2031	5,349,202	5,467,900
Ser. 2002-52, Class FG, 4.33%, 09/25/2032	18,282,862	18,483,425
Ser. 2002-64, Class FJ, 4.83%, 04/25/2032	7,057,218	7,233,923
Ser. 2002-68, Class FN, 4.24%, 10/18/2032	7,173,368	7,223,295
Ser. 2002-77, Class F, 4.43%, 12/25/2032	20,620,631	20,920,335
[2]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-77, Class TF, 4.79%, 12/18/2032	$9,566,424	$9,796,652
Ser. 2002-81, Class FG, 4.28%, 02/25/2031	2,409,732	2,418,431
Ser. 2002-92, Class FB, 4.48%, 04/25/2030	3,456,486	3,499,277
Ser. 2002-95, Class FK, 4.33%, 01/25/2033	9,543,942	9,659,710
Ser. 2002-W5, Class A27, 4.33%, 11/25/2030	7,094,241	7,119,355
Ser. 2002-W5, Class A32, 4.15%, 11/25/2030	2,246,546	2,250,769
Ser. 2003-1, Class FI, 4.13%, 09/25/2023	2,187,730	2,197,225
Ser. 2003-81, Class FG, 4.28%, 09/25/2017	9,222,053	9,333,709
Ser. 2003-102, Class FT, 4.23%, 10/25/2033	4,311,537	4,342,494
Ser. 2003-119, Class FE, 4.83%, 06/25/2027	18,982,303	19,385,867
Ser. 2003-W8, Class 3F2, 4.18%, 05/25/2042	2,264,332	2,274,952
Ser. 2004-17, Class FT, 4.23%, 04/25/2034	11,472,575	11,565,962
Ser. G92-6, Class F, 3.83%, 08/25/2021	341,526	343,931
Ser. G92-20, Class FB, 4.06%, 04/25/2022	1,500,806	1,527,925
Ser. G92-61, Class FJ, 3.86%, 10/25/2022	308,944	309,794
Ser. G93-19, Class FD, 3.54%, 04/25/2023	3,995,917	4,031,560
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 56.67%, 07/16/2031 +	516,854	1,117,342

		619,922,017

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $661,844,370)		663,846,448

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 73.5%
FIXED-RATE 7.5%
FHLMC:
4.22%, 06/01/2029	1,546,840	1,606,115
4.84%, 09/01/2032	177,974	179,672
4.93%, 04/01/2020	431,264	443,619
5.50%, 01/01/2007	911,310	923,745
5.50%, TBA #	83,510,000	84,736,595
6.00%, TBA #	36,575,000	37,215,062
6.50%, 04/01/2011 - 09/01/2032	17,630,646	18,234,575
7.00%, 07/01/2032	7,977,608	8,338,972
7.50%, 01/01/2016 - 06/01/2016	517,751	541,768
8.50%, 05/01/2020 - 03/01/2023	887,101	967,069
9.75%, 03/01/2016	51,016	53,066
FNMA:
3.95%, 11/01/2018	273,264	277,011
4.01%, 04/01/2018	2,790,533	2,822,568
5.05%, 02/01/2033	4,678,804	4,836,598
5.50%, TBA #	18,290,000	18,558,644
6.00%, TBA #	69,885,000	71,064,309
6.50%, 08/01/2013 - 05/01/2033	23,574,042	24,398,818
6.50%, TBA #	18,065,000	18,595,659
7.00%, 09/01/2031 - 07/01/2033	8,413,039	8,799,098
7.50%, 11/01/2017 - 06/01/2033	17,142,478	18,182,552
8.00%, 12/01/2026 - 05/01/2033	2,285,623	2,449,017
8.50%, 04/01/2026 - 06/01/2030	604,117	658,597
9.00%, 05/01/2021 - 07/01/2030	499,436	547,990
9.03%, 02/01/2032	384,661	424,888
9.50%, 05/01/2007 - 12/01/2024	716,833	789,822
10.00%, 01/01/2021	407,660	456,266
10.50%, 11/01/2019	162,548	176,723
10.75%, 10/01/2012	32,386	34,632
11.00%, 01/01/2016 - 01/01/2018	90,034	99,648
12.50%, 07/15/2015	233,316	259,867
[3]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/20/2034 - 08/20/2034	$24,198,025	$25,196,194
6.75%, 02/15/2029	310,988	325,459
7.00%, 07/20/2034	2,533,575	2,673,218
7.50%, 02/20/2023 - 11/20/2023	64,586	68,961
7.89%, 10/20/2022	2,213,012	2,381,683
8.375%, 10/15/2020	2,506,137	2,728,084
9.00%, 05/15/2016 - 01/20/2025	621,573	675,181
10.25%, 11/15/2029	2,459,243	2,613,739

		363,335,484

FLOATING-RATE 66.0%
FHLMC:
3.07%, 12/01/2033	21,252,674	21,642,023
3.44%, 09/01/2026	2,481,666	2,481,118
3.48%, 01/01/2018	23,309	23,438
3.52%, 10/01/2033	9,213,433	9,352,385
3.58%, 01/01/2022	180,333	183,062
3.59%, 06/01/2020	1,148,802	1,161,140
3.63%, 03/01/2018	150,486	150,746
3.64%, 07/01/2029	134,651	134,402
3.71%, 08/01/2018	2,536	2,573
3.73%, 07/01/2017	362,845	362,325
3.74%, 10/01/2018	353,069	358,439
3.75%, 09/01/2015 - 05/01/2019	363,123	361,503
3.77%, 01/01/2030 - 07/01/2030	484,370	485,078
3.82%, 05/01/2017	16,321	16,270
3.83%, 01/01/2026	74,161	73,776
3.85%, 10/01/2030	106,483	105,904
3.87%, 09/01/2016 - 03/01/2019	445,995	444,749
3.92%, 06/01/2016	42,665	42,553
3.93%, 08/01/2016 - 02/01/2037	11,968,278	12,082,711
3.94%, 07/01/2019	73,271	73,558
3.95%, 06/01/2019	1,507,196	1,524,258
3.97%, 12/01/2018 - 05/01/2033	15,542,114	15,751,790
3.98%, 08/01/2018 - 09/01/2018	50,626	50,506
4.00%, 07/01/2018 - 10/01/2019	72,302	72,306
4.03%, 12/01/2017 - 06/01/2029	2,208,431	2,251,441
4.05%, 06/01/2019	462,365	468,867
4.11%, 05/01/2022	22,025	22,015
4.12%, 08/01/2018 - 11/01/2032	14,706,374	14,968,835
4.125%, 02/01/2018	54,352	55,284
4.13%, 11/01/2020	134,464	135,954
4.14%, 06/01/2020 - 02/01/2024	306,126	308,066
4.17%, 10/01/2032	26,859,509	27,519,442
4.20%, 10/01/2032	1,278,789	1,340,435
4.22%, 09/01/2016 - 05/01/2028	2,935,264	3,001,840
4.25%, 03/01/2019 - 11/01/2022	65,430	66,418
4.28%, 12/01/2018 - 12/01/2032	266,738	273,111
4.30%, 03/01/2031	13,061,248	13,357,754
4.31%, 08/01/2018	32,881	33,273
4.33%, 06/01/2031	12,554,272	13,067,741
4.34%, 10/01/2032	3,487,635	3,538,411
4.35%, 01/01/2020	208,239	209,108
4.37%, 04/01/2025	5,278,373	5,480,852
4.375%, 06/01/2018	49,937	50,547
[4]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.39%, 05/01/2020	$4,062	$4,151
4.41%, 10/01/2029	1,665,464	1,676,110
4.42%, 03/01/2025	532,598	538,760
4.43%, 04/01/2019	115,978	117,423
4.46%, 06/01/2030	6,163,747	6,385,704
4.49%, 06/01/2021	696,408	696,987
4.51%, 01/01/2020	105,741	105,835
4.56%, 05/01/2019	405,637	409,103
4.57%, 08/01/2033	5,541,097	5,671,961
4.58%, 07/01/2031	5,098,212	5,249,887
4.70%, 05/01/2031	10,804,961	11,389,510
4.75%, 04/01/2017 - 02/01/2027	4,991,298	5,079,492
4.77%, 07/01/2031	1,125,429	1,145,895
4.78%, 07/01/2028	1,229,650	1,266,640
4.80%, 07/01/2018	1,094,312	1,126,660
4.81%, 10/01/2031 - 11/01/2031	1,588,790	1,636,974
4.82%, 07/01/2030	152,693	151,720
4.84%, 07/01/2023 - 08/01/2027	7,422,928	7,673,186
4.85%, 12/01/2032	27,523,947	27,780,195
4.87%, 05/01/2023	722,003	737,302
4.88%, 07/01/2019 - 10/01/2031	4,182,692	4,302,499
4.90%, 11/01/2024	13,224,617	13,774,542
4.91%, 05/01/2031	1,012,699	1,039,333
4.92%, 01/01/2017 - 01/01/2027	2,267,718	2,302,027
4.93%, 04/01/2020	94,807	96,172
4.94%, 07/01/2028 - 11/01/2029	4,522,157	4,619,682
4.95%, 08/01/2029	1,671,135	1,702,120
4.98%, 03/01/2020 - 10/01/2034	27,027,903	27,200,754
5.01%, 10/01/2024 - 10/01/2037	3,795,792	3,848,446
5.02%, 10/01/2030 - 11/01/2034	46,296,764	46,637,741
5.03%, 10/01/2033	22,959,316	23,816,846
5.04%, 03/01/2030 - 04/01/2032	75,342,639	78,602,249
5.06%, 01/01/2030 - 10/01/2035	5,172,625	5,171,992
5.07%, 10/01/2030	19,841,647	20,721,845
5.08%, 05/01/2023 - 01/01/2031	4,090,745	4,244,202
5.10%, 06/01/2024 - 10/01/2025	208,570	214,476
5.11%, 11/01/2031	3,206,234	3,302,966
5.14%, 06/01/2024 - 07/01/2031	5,626,437	5,800,079
5.16%, 06/01/2026 - 03/01/2032	14,019,492	14,583,514
5.17%, 01/01/2028 - 09/01/2032	7,906,830	8,104,290
5.18%, 12/01/2027	5,841,680	6,057,705
5.19%, 08/01/2030	30,438,889	31,957,789
5.20%, 12/01/2031	2,195,791	2,260,325
5.22%, 09/01/2030 - 09/01/2031	3,654,608	3,784,024
5.23%, 07/01/2024	183,827	188,873
5.24%, 07/01/2025 - 09/01/2032	25,740,413	26,737,557
5.25%, 01/01/2017	27,232	27,777
5.26%, 01/01/2032	531,197	546,096
5.27%, 02/01/2023	2,049,546	2,120,932
5.28%, 10/01/2025	966,166	1,002,320
5.29%, 05/01/2019 - 07/01/2028	6,424,226	6,718,849
5.30%, 06/01/2030 - 12/01/2033	30,285,491	31,051,834
5.31%, 07/01/2024 - 02/01/2031	1,054,264	1,083,422
5.32%, 06/01/2025 - 03/01/2033	33,905,955	34,392,388
5.33%, 05/01/2032	1,574,171	1,624,744
[5]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.34%, 11/01/2018 - 01/01/2032	$872,323	$896,764
5.39%, 10/01/2018	103,551	104,969
5.40%, 06/01/2017	70,890	71,996
5.41%, 09/01/2030	385,138	395,799
5.42%, 05/01/2031	304,982	310,957
5.43%, 04/01/2032	751,464	757,416
5.45%, 08/01/2029 - 01/01/2030	4,207,814	4,339,968
5.46%, 01/01/2031	5,096,933	5,427,878
5.48%, 03/01/2030	1,364,427	1,407,202
5.49%, 01/01/2019	4,043	4,076
5.50%, 07/01/2031	534,922	538,782
5.51%, 06/01/2022	11,155	11,363
5.54%, 11/01/2031	416,769	431,364
5.55%, 12/01/2031	110,887	115,157
5.58%, 01/01/2030 - 06/01/2032	2,134,125	2,195,574
5.59%, 04/01/2023	813,741	845,005
5.60%, 08/01/2032	4,757,809	4,844,525
5.61%, 06/01/2030 - 08/01/2030	3,806,144	3,922,708
5.625%, 07/01/2031	5,997	6,147
5.63%, 06/01/2030	689,554	711,385
5.64%, 06/01/2033	6,126,844	6,293,127
5.65%, 03/01/2018	202,469	206,296
5.69%, 12/01/2032	39,070,250	39,893,460
5.79%, 07/01/2026	986,263	1,026,275
5.83%, 08/01/2025 - 02/01/2027	371,253	377,291
5.84%, 08/01/2031	1,116,442	1,158,499
5.85%, 01/01/2027	104,077	107,352
5.87%, 05/01/2031	633,522	654,948
5.875%, 02/01/2024	65,635	67,636
5.89%, 10/01/2029	546,358	556,739
5.91%, 08/01/2029	118,954	120,838
5.92%, 02/01/2018	7,506	7,702
5.93%, 02/01/2021	127,510	131,978
5.94%, 06/01/2031	523,894	530,365
6.00%, 01/01/2024	9,762	9,942
6.01%, 05/01/2031	2,134,383	2,260,500
6.20%, 05/01/2027	1,108,646	1,155,038
6.27%, 08/01/2027	298,748	308,679
6.28%, 05/01/2027 - 09/01/2030	387,904	395,438
6.32%, 08/01/2029	811,931	834,665
6.34%, 09/01/2031	2,128,879	2,206,774
6.49%, 02/01/2030	1,293,457	1,330,308
6.50%, 02/01/2030	339,058	347,924
6.53%, 04/01/2031	105,166	106,955
6.60%, 09/01/2031	734,145	751,185
6.73%, 05/01/2026	405,375	416,572
6.91%, 04/01/2024	2,637	2,688
7.16%, 04/01/2029	895,223	922,049
FNMA:
2.90%, 10/01/2035 ##	80,027,026	82,227,769
3.37%, 08/01/2033	96,486	98,228
3.375%, 05/01/2017 - 11/01/2017	166,680	167,700
3.41%, 08/01/2033	685,876	685,930
3.42%, 05/01/2033	342,456	344,457
3.44%, 11/01/2027	24,257	24,391
[6]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.48%, 02/01/2018	$50,949	$51,805
3.52%, 04/01/2018	49,490	50,090
3.53%, 02/01/2033	10,385,633	10,625,230
3.60%, 12/01/2017	434,111	435,363
3.61%, 02/24/2035	9,942,282	10,280,121
3.625%, 01/01/2017 - 12/01/2017	365,079	366,137
3.63%, 10/01/2017	47,032	47,169
3.64%, 01/01/2022	308,216	306,234
3.65%, 05/01/2019	11,807	11,867
3.69%, 09/01/2018	344,257	349,138
3.71%, 12/01/2034	1,305,032	1,322,480
3.73%, 01/01/2017 - 01/01/2021	37,779	37,431
3.74%, 01/01/2018 - 11/01/2021	5,986,153	6,035,110
3.75%, 12/01/2016 - 08/01/2017	71,865	72,107
3.76%, 06/01/2018	240,350	241,115
3.77%, 01/01/2021	22,048	21,901
3.82%, 06/01/2017 - 06/01/2019	100,703	101,011
3.84%, 02/01/2035	9,742,800	9,860,688
3.86%, 11/01/2017 - 10/01/2018	1,517,700	1,526,266
3.87%, 10/01/2016 - 03/01/2033	10,940,012	11,014,132
3.875%, 07/01/2017 - 03/01/2030	147,609	148,218
3.89%, 04/01/2021	377,179	383,478
3.91%, 01/01/2018 - 04/01/2019	5,274,685	5,376,988
3.92%, 07/01/2016 - 03/01/2019	7,107,872	7,200,429
3.93%, 10/01/2017 - 01/01/2035	10,214,662	10,309,888
3.95%, 08/01/2026	17,485	17,663
3.99%, 03/01/2018	6,765,365	6,775,761
4.01%, 05/01/2017 - 04/01/2042	26,391,357	26,634,848
4.02%, 06/01/2020 - 09/01/2027	1,617,082	1,634,598
4.03%, 03/01/2018	17,161,686	17,339,093
4.04%, 09/01/2019	194,897	195,647
4.05%, 03/01/2033	287,066	290,474
4.06%, 02/01/2017	6,348,194	6,421,627
4.07%, 05/01/2041 - 07/01/2044	104,076,572	105,655,489
4.10%, 10/01/2024 - 02/01/2035	17,001,459	17,221,377
4.12%, 03/01/2033 - 07/01/2033	3,928,104	3,887,575
4.125%, 05/01/2016 - 02/01/2017	109,987	111,078
4.15%, 10/01/2035	3,681,380	3,771,574
4.16%, 05/01/2017 - 09/01/2033	1,532,179	1,557,092
4.17%, 07/01/2028	487,206	488,467
4.18%, 10/01/2017 - 11/01/2039	467,734	485,354
4.20%, 02/01/2029	1,135,621	1,146,980
4.21%, 05/01/2017 - 08/01/2018	610,384	615,659
4.22%, 04/01/2017 - 01/01/2029	702,173	707,059
4.23%, 07/01/2015 - 05/01/2028	1,566,894	1,571,190
4.25%, 09/01/2015 - 01/01/2029	1,784,604	1,792,231
4.27%, 06/01/2030 - 01/01/2041	119,037,722	121,099,722
4.29%, 01/01/2032	413,011	429,083
4.32%, 11/01/2028 - 04/01/2030	1,762,819	1,782,692
4.33%, 06/01/2019 - 09/01/2021	1,513,810	1,529,479
4.34%, 05/01/2029 - 03/01/2033	3,747,919	3,791,186
4.35%, 01/01/2030 - 01/01/2036	3,017,231	3,076,230
4.375%, 09/01/2016 - 01/01/2019	558,641	560,902
4.38%, 11/01/2024	1,444,945	1,515,101
4.40%, 02/01/2029 - 07/01/2033	269,714	273,984
[7]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.41%, 10/01/2034	$1,437,767	$1,446,983
4.42%, 07/01/2025	1,997	2,058
4.43%, 12/01/2024	57,623	59,415
4.45%, 06/01/2022 - 03/01/2035	118,970,451	122,893,350
4.46%, 12/01/2029	405,454	409,537
4.48%, 01/01/2033 - 07/01/2033	2,339,431	2,397,428
4.49%, 05/01/2018 - 07/01/2033	574,681	591,010
4.50%, 01/01/2027 - 08/01/2034	11,539,657	12,156,373
4.51%, 08/01/2024	70,028	71,455
4.52%, 03/01/2031 - 04/01/2034	26,561,235	27,320,367
4.53%, 10/01/2034	3,742,051	3,766,188
4.53%, 04/01/2035 #	18,036,978	18,008,119
4.54%, 05/01/2034	7,518,607	7,557,253
4.56%, 10/01/2029	1,673,808	1,708,791
4.59%, 06/01/2027 - 01/01/2036	7,895,446	7,969,822
4.60%, 02/01/2019 - 07/01/2021	4,209,281	4,345,292
4.61%, 03/01/2034	294,142	299,613
4.625%, 01/01/2022 - 01/01/2031	3,996,293	4,111,963
4.63%, 10/01/2017	5,994,832	6,115,688
4.64%, 11/01/2024 - 02/01/2035	48,283,237	49,857,127
4.65%, 03/01/2015 - 09/01/2032	769,987	793,838
4.66%, 03/01/2018	16,292,006	16,796,732
4.67%, 10/01/2032 - 02/01/2035	25,596,427	26,486,055
4.68%, 03/01/2028 - 02/01/2035	15,153,316	15,301,413
4.69%, 11/01/2022 - 04/01/2034	6,022,581	6,082,540
4.70%, 01/01/2032	598,408	616,669
4.71%, 01/01/2022 - 02/01/2029	9,159,151	9,427,553
4.72%, 03/01/2014 - 07/01/2032	1,499,733	1,528,092
4.73%, 12/01/2023 - 09/01/2032	8,224,874	8,424,979
4.74%, 04/01/2018 - 01/01/2035	11,549,747	11,697,228
4.75%, 04/01/2027 - 01/01/2033	48,886,902	50,701,136
4.76%, 01/01/2032	3,620,010	3,710,329
4.77%, 07/01/2020 - 05/01/2029	3,006,125	3,049,193
4.78%, 12/01/2022 - 01/01/2034	8,763,979	8,815,303
4.79%, 11/01/2017 - 06/01/2034	3,413,320	3,480,016
4.80%, 01/01/2018 - 02/01/2035	43,128,167	43,733,332
4.81%, 10/01/2017 - 07/01/2033	24,913,952	25,235,603
4.82%, 05/01/2018 - 08/01/2034	43,110,189	43,659,585
4.83%, 01/01/2026 - 04/01/2034	57,372,861	59,011,764
4.84%, 05/01/2032 - 09/01/2033	7,965,065	8,420,991
4.85%, 11/01/2017 - 08/01/2033	3,413,020	3,529,908
4.86%, 01/01/2032 - 10/01/2032	14,113,019	14,310,831
4.87%, 07/01/2032 - 08/01/2034	79,947,541	80,947,605
4.875%, 01/01/2023	78,918	79,897
4.88%, 11/01/2032 - 01/01/2033	16,841,562	17,134,919
4.90%, 06/01/2024 - 08/01/2035	49,939,703	51,580,827
4.91%, 07/01/2021 - 02/01/2037	66,784,916	69,535,118
4.92%, 10/01/2015 - 10/01/2025	1,602,476	1,643,293
4.95%, 04/01/2020 - 01/01/2028	284,357	290,287
4.96%, 01/01/2019 - 03/01/2032	4,466,826	4,556,510
4.98%, 10/01/2017 - 06/01/2033	3,231,433	3,284,470
4.99%, 01/01/2021 - 08/01/2034	42,547,796	43,243,217
[8]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.00%, 02/01/2028 - 07/01/2035	$48,334,907	$49,636,129
5.02%, 03/01/2034 - 09/26/2035 ##	54,379,841	55,617,391
5.03%, 12/01/2024 - 12/01/2028	1,499,421	1,545,763
5.04%, 01/01/2027 - 12/01/2033	40,810,098	42,002,036
5.05%, 01/01/2023 - 08/01/2032	1,055,714	1,078,818
5.06%, 04/01/2018 - 11/01/2032 ##	4,590,244	4,699,816
5.07%, 07/01/2018 - 07/01/2023	142,258	145,280
5.08%, 07/01/2018 - 02/01/2035	41,948,445	43,672,822
5.09%, 09/01/2030 - 02/01/2032	15,913,886	16,544,051
5.10%, 03/01/2017 - 09/26/2035	12,135,709	12,491,508
5.11%, 11/01/2029 - 11/01/2033	18,446,928	18,861,926
5.12%, 04/01/2018 - 12/01/2032	12,238,997	12,530,858
5.125%, 12/01/2020 - 04/01/2028	17,420	17,794
5.14%, 08/01/2032	17,179,085	17,996,466
5.15%, 02/01/2029 - 12/01/2036	17,615,639	18,344,982
5.16%, 10/01/2024 - 03/01/2034	81,621,113	83,537,143
5.17%, 04/01/2017 - 02/01/2035	12,273,223	12,877,291
5.19%, 12/01/2021 - 04/01/2034	44,275,808	45,705,607
5.20%, 12/01/2028 - 01/01/2034	11,939,341	12,338,185
5.21%, 10/01/2035	14,762,197	14,877,342
5.22%, 01/01/2032 - 07/01/2033	5,248,776	5,414,563
5.23%, 09/01/2032	4,862,314	4,998,454
5.24%, 04/01/2033	12,578,308	13,049,136
5.25%, 08/01/2032	1,040,601	1,074,431
5.26%, 07/01/2025 - 07/01/2032	1,000,747	1,028,582
5.27%, 12/01/2016	20,534	20,765
5.28%, 01/01/2023	61,922	63,282
5.29%, 11/01/2014 - 09/01/2034	97,021,490	100,422,022
5.30%, 08/01/2027 - 08/01/2032	1,489,829	1,520,481
5.31%, 11/01/2032	1,525,251	1,531,031
5.32%, 09/01/2032 - 05/01/2034	15,968,283	16,618,515
5.34%, 06/01/2026 - 12/01/2032	70,040,473	73,507,195
5.36%, 05/01/2017 - 06/01/2033	255,095	264,620
5.37%, 01/01/2025	189,097	193,733
5.40%, 09/01/2033	2,581,986	2,638,919
5.42%, 08/01/2030 - 06/01/2033	1,154,376	1,181,297
5.43%, 02/01/2029 - 12/01/2030	719,572	744,122
5.45%, 01/01/2017 - 03/01/2033	2,413,724	2,466,202
5.46%, 01/01/2019 - 06/01/2032	1,335,992	1,359,644
5.47%, 03/01/2018 - 07/01/2030	666,825	689,199
5.50%, 05/01/2024 - 07/01/2027	3,826,307	3,959,580
5.51%, 09/01/2026	643,216	664,133
5.52%, 09/01/2017 - 02/01/2020	108,042	110,302
5.53%, 12/01/2018	8,323	8,388
5.55%, 08/01/2032	1,633,777	1,675,765
5.56%, 02/01/2019 - 03/01/2032	159,536	163,021
5.57%, 06/01/2019 - 08/01/2033	125,344	127,248
5.58%, 06/01/2018	14,291	14,481
5.59%, 11/01/2031 - 09/01/2033	6,741,952	7,017,153
5.60%, 04/01/2026	58,710	60,810
5.61%, 09/01/2023 - 06/01/2033	825,467	849,763
5.62%, 12/01/2030	5,900,445	6,124,662
5.625%, 03/01/2023	33,575	34,115
5.64%, 09/01/2024 - 12/01/2032	241,357	252,419
[9]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.65%, 06/01/2018 - 02/01/2033	$1,000,105	$1,037,416
5.66%, 08/01/2031	930,671	962,678
5.67%, 11/01/2033	7,000,845	7,177,727
5.68%, 02/01/2032	828,060	856,012
5.71%, 01/01/2019 - 09/01/2031	805,951	808,478
5.73%, 06/01/2022 - 09/01/2033	4,127,820	4,289,331
5.74%, 07/01/2019	14,403	14,742
5.75%, 06/01/2022 - 05/01/2033	1,274,022	1,332,035
5.76%, 07/01/2028	2,302,169	2,382,249
5.81%, 10/01/2025 - 05/01/2032	1,967,655	1,989,736
5.84%, 10/01/2028 - 12/01/2050	7,085,124	7,417,721
5.85%, 03/01/2014 - 12/01/2031	4,975,228	5,077,028
5.86%, 11/01/2019 - 01/01/2033	1,963,911	2,083,658
5.89%, 10/01/2031	144,283	149,724
5.90%, 09/01/2033	5,059,466	5,333,365
5.91%, 04/01/2034	40,772,453	43,532,167
5.92%, 06/01/2032	3,099,638	3,183,182
5.97%, 03/01/2032	489,735	509,036
6.00%, 03/01/2014 - 11/01/2021	3,091,547	3,153,419
6.01%, 04/01/2024	2,458,149	2,568,323
6.02%, 10/01/2024 - 01/01/2033	15,274,567	15,966,968
6.03%, 11/01/2031 - 01/01/2033	560,041	581,347
6.04%, 04/01/2033	17,140,551	17,818,767
6.05%, 12/01/2032	5,383,963	5,628,607
6.06%, 08/01/2031	631,626	665,962
6.07%, 03/01/2032 - 05/01/2041	600,101	619,969
6.08%, 06/01/2032	1,586,894	1,613,326
6.09%, 04/01/2019	11,676	11,777
6.10%, 11/01/2031	350,896	363,199
6.11%, 06/01/2032	372,097	376,777
6.16%, 07/01/2028	1,521	1,541
6.17%, 02/01/2033 - 04/01/2040	3,996,529	4,098,347
6.18%, 10/01/2029	326,592	331,406
6.20%, 05/01/2019	20,315	20,570
6.21%, 05/01/2022	1,186,705	1,214,426
6.24%, 09/01/2033	6,355,539	6,591,500
6.25%, 04/01/2021	2,200	2,260
6.26%, 10/01/2018	3,104	3,180
6.27%, 08/01/2031	1,883,371	1,936,564
6.31%, 06/01/2028 - 12/01/2031	1,563,749	1,602,429
6.36%, 04/01/2031	141,798	140,461
6.37%, 06/01/2019	32,677	33,105
6.38%, 11/01/2031	260,024	267,754
6.41%, 12/01/2039	1,307,521	1,330,778
6.42%, 08/01/2033	556,991	579,044
6.44%, 07/01/2031	1,524,116	1,562,867
6.45%, 05/01/2025	9,055	9,232
6.46%, 04/01/2032	602,289	623,303
6.50%, 09/01/2031	1,333,943	1,368,400
6.51%, 05/01/2025 - 08/01/2031	1,710,253	1,761,624
6.56%, 12/01/2031	204,651	215,817
6.58%, 12/01/2031	1,855,700	1,908,827
6.60%, 06/01/2030	1,316,875	1,370,240
6.625%, 04/01/2033	710,888	729,172
[10]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.63%, 03/01/2032	$561,778	$578,385
6.68%, 11/01/2032	244,151	256,003
6.72%, 03/01/2023 - 03/01/2032	1,883,477	1,981,087
6.74%, 12/01/2024	88,973	89,156
6.76%, 05/01/2032	165,879	172,940
6.77%, 04/01/2032	1,497,615	1,563,116
6.82%, 06/01/2032	384,700	398,908
6.84%, 05/01/2033	62,196	65,174
6.85%, 06/01/2032	1,150,347	1,194,960
6.875%, 03/01/2017	1,924	1,963
6.91%, 11/01/2031	1,263,608	1,315,780
6.93%, 06/01/2027	921,313	928,722
7.01%, 11/01/2031	315,504	329,364
7.08%, 01/01/2033	487,716	503,884
7.10%, 03/01/2015	53,809	53,705
7.125%, 04/01/2032	550,593	580,286
7.22%, 02/01/2033	397,672	409,811
7.29%, 11/01/2031	769,432	785,508
7.33%, 10/01/2032	274,644	289,046
7.40%, 01/01/2028	42,853	43,834
7.41%, 06/01/2032	660,117	656,031
7.49%, 04/01/2032	229,459	240,439
7.50%, 10/01/2021	36,606	37,563
7.57%, 10/01/2025	40,825	41,602
7.70%, 03/01/2024	25,114	25,182
7.75%, 02/01/2024 - 01/01/2026	17,143	17,177
7.93%, 06/01/2024	695	695
8.375%, 12/01/2024	5,071	5,177
9.10%, 10/01/2024	10,751	10,735
GNMA:
3.25%, 08/20/2017	46,611	46,617
3.75%, 07/20/2016 - 09/20/2027	13,687,629	13,879,267
4.00%, 01/20/2030 - 12/20/2032	1,639,174	1,654,454
4.125%, 10/20/2016 - 12/20/2032	78,194,886	79,159,487
4.25%, 07/20/2022	36,989	37,739
4.375%, 02/20/2016 - 01/20/2028	44,308,135	44,654,294
4.50%, 12/20/2017 - 04/20/2033	9,748,728	9,860,554
4.625%, 01/20/2016 - 03/20/2033	2,705,778	2,744,876
4.875%, 04/20/2016 - 12/20/2026	236,686	240,639
5.00%, 08/20/2015 - 10/20/2015	125,318	127,142

		3,185,947,437

Total Agency Mortgage-Backed Pass Through Securities (cost $3,554,870,211)		3,549,282,921

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 14.7%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	19,659,688	20,740,774
Ser. T-48, Class 2A, 4.71%, 11/25/2032	12,281,792	12,759,236
Ser. T-54, Class 3A, 7.00%, 02/25/2043	69,701,872	73,099,803
Ser. T-54, Class 4A, 4.63%, 02/25/2043	9,392,006	9,828,930
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	22,896,419	24,169,231
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,702,533	1,797,959
Ser. 2001-T12, Class A4, 4.71%, 08/25/2041	27,480,495	28,100,460
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	2,987,337	3,113,074
Ser. 2002-66, Class A3, 4.62%, 04/25/2042	45,978,334	47,636,028
[11]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FNMA:
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	$29,465,143	$31,103,994
Ser. 2002-T12, Class A5, 4.72%, 10/25/2041	7,372,962	7,631,975
Ser. 2002-W4, Class A6, 4.68%, 02/25/2027	12,978,419	13,236,883
Ser. 2003-7, Class A2, 4.34%, 05/25/2042	5,585,111	5,662,744
Ser. 2003-63, Class A8, 4.35%, 01/25/2043	8,442,292	8,736,266
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	24,173,621	25,519,609
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	47,795,240	49,012,107
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	17,690,507	18,516,123
Ser. 2003-W4, Class 5A, 4.91%, 10/25/2042	7,837,011	7,938,265
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	23,082,664	23,797,073
Ser. 2003-W6, Class F, 4.18%, 09/25/2042	157,264,100	158,136,915
Ser. 2003-W8, Class 4A, 4.56%, 11/25/2042	3,038,639	3,091,849
Ser. 2003-W10, Class 2A, 4.70%, 06/25/2043	14,564,643	14,908,805
Ser. 2003-W18, Class 2A, 4.53%, 06/25/2033	68,691,276	71,882,838
Ser. 2004-T3, Class 2A, 4.59%, 08/25/2043	10,324,704	10,482,373
Ser. 2004-W12, Class 2A, 4.51%, 06/25/2044	36,570,606	38,604,663

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $714,416,848)		709,507,977

ASSET-BACKED SECURITIES 2.8%
SLMA:
Ser. 1997-3, Class A2, FRN, 4.16%, 10/25/2010	31,339,559	31,645,032
Ser. 1997-4, Class A2, FRN, 4.27%, 10/25/2010	53,593,933	54,065,919
Ser. 1998-1, Class A2, FRN, 4.28%, 10/25/2011	47,962,157	48,428,211

Total Asset-Backed Securities (cost $133,664,812)		134,139,162

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FAMC, Ser. 2000-A, Class A, 5.96%, 12/15/2039 (cost $22,873,433)	21,502,640	22,362,746

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $2,989,832)	2,903,050	3,248,130

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø ## (cost $1,651,674)	1,651,674	1,651,674

Total Investments (cost $5,092,311,180) 105.2%		5,084,039,058
Other Assets and Liabilities (5.2%)		(253,005,127)

Net Assets 100.0%		$4,831,033,931

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

+	Inverse floating rate security

#	When-issued or delayed delivery security

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
[12]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $5,092,312,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,344,392 and $28,617,940, respectively, with a net unrealized depreciation of $8,273,548.

As of September 30, 2005, the Fund entered into reverse repurchase agreements with a balance outstanding of $31,188,258.

[13]

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 10.6%
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 4.11%, 02/25/2033	$2,198,660	$2,204,156
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, FRN, 3.84%, 08/25/2035 	10,000,000	10,000,000
GE Equipment Small Ticket, LLC, Ser. 2005-1A, Class A2, 4.28%, 10/22/2007 144A	6,500,000	6,477,656
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-B, Class AF1, FRN, 3.94%, 08/25/2035	7,549,140	7,539,553
Providian Gateway Master Trust:
Ser. 2004-AA, Class A, FRN, 4.00%, 03/15/2011  144A	2,850,000	2,853,563
Ser. 2004-EA, Class A, FRN, 3.90%, 11/15/2011  144A	1,800,000	1,799,156
Residential Asset Mtge. Products, Inc., Ser. 2005-RS7, Class A, FRN, 3.95%, 07/25/2035	9,107,621	9,112,009
WFS Financial Owner Trust, Ser. 2002-2, Class A4, 4.50%, 02/20/2010	999,970	1,001,583

Total Asset-Backed Securities (cost $41,017,091)		40,987,676

CERTIFICATES OF DEPOSIT 7.8%
Compass Bank, 3.70%, 08/08/2006	10,000,000	10,024,800
Credit Suisse First Boston, 4.09%, 12/12/2005 	10,000,000	10,001,340
U.S. Trust Co., 3.78%, 09/12/2006	10,000,000	10,001,390

Total Certificates of Deposit (cost $30,002,410)		30,027,530

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FLOATING-RATE 4.6%
Goldman Sachs Mtge. Securities Corp. II, Ser. 2005-FL7A, Class A1, 3.84%, 11/06/2019 144A	7,691,167	7,692,100
Lehman Brothers Holdings, Inc., Ser. 2005-FL7A, Class A1, 3.87%, 07/16/2018 144A	9,999,517	9,992,217

Total Commercial Mortgage-Backed Securities (cost $17,691,886)		17,684,317

COMMERCIAL PAPER 43.8%
Bavaria Corp., 3.79%, 10/07/2005	10,000,000	9,995,789
Check Point Charlie, Inc.:
3.63%, 10/05/2005	5,000,000	4,998,992
3.73%, 11/10/2005 	10,000,000	9,960,628
Chesham Finance, LLC, 3.78%, 10/24/2005	8,142,000	8,124,047
Countrywide Financial Corp., 3.92%, 10/03/2005	16,000,000	16,000,000
Deutsche Bank AG, 3.88%, 10/03/2005	18,459,189	18,459,189
Fairway Finance Corp., 3.83%, 10/04/2005	11,650,000	11,648,761
Goldman Sachs Group, Inc., 3.80%, 10/03/2005	10,000,000	10,000,000
Lockhart Funding, LLC, 3.78%, 10/14/2005	15,000,000	14,982,675
Morgan Stanley, 3.80%, 10/06/2005	10,000,000	9,996,833
Mortgage Interest Network, 3.67%, 10/12/2005	15,000,000	14,986,237
Paradigm Funding, LLC, 3.90%, 10/03/2005	15,000,000	15,000,000
Rhineland Funding, 3.92%, 10/05/2005	10,000,000	9,994,586
Thornburg Mortgage Capital Resources, LLC, 3.68%, 10/03/2005	15,000,000	15,000,000

Total Commercial Paper (cost $169,151,206)		169,147,737

CORPORATE BONDS 23.0%
FINANCIALS 23.0%
Capital Markets 3.0%
Goldman Sachs Group, Inc., FRN, 3.77%, 01/30/2014	3,000,000	3,002,124
Merrill Lynch & Co., Inc., 7.375%, 05/15/2006 144A	4,500,000	4,577,940
Morgan Stanley, 3.70%, 01/12/2007	4,042,000	4,048,156

		11,628,220

Commercial Banks 1.0%
Union Bank of Switzerland, 7.25%, 07/15/2006	2,400,000	2,437,697
Wells Fargo & Co., 6.55%, 12/01/2006	1,458,000	1,490,509

		3,928,206

Consumer Finance 4.2%
General Electric Capital Corp., MTN, FRN, 3.45%, 01/15/2008	15,000,000	14,863,995
John Deere Capital Corp., MTN, FRN, 3.91%, 08/24/2006	1,500,000	1,501,231

		16,365,226

[1]

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 7.8%
Beta Finance, Inc., MTN, FRN, 3.91%, 01/25/2007	$15,000,000	$15,007,680
Sigma Finance, Inc.:
4.00%, 08/02/2006	5,000,000	4,982,445
4.31%, 09/28/2006	10,000,000	9,965,750

		29,955,875

Insurance 7.0%
Allstate Life Global Funding II, 2.625%, 10/22/2006 144A	2,200,000	2,151,123
ASIF Global Financial, FRN, 3.91%, 12/11/2006 144A	6,000,000	6,005,466
Berkshire Hathaway, Inc., FRN, 3.60%, 01/11/2008	5,215,000	5,222,150
MassMutual Global Funding II, 3.25%, 06/15/2007	1,013,000	990,446
Monumental Global Funding II, FRN, 3.84%, 05/19/2006 144A	4,500,000	4,500,099
Prudential Financial, Inc., 4.10%, 11/15/2006	8,430,000	8,374,008

		27,243,292

Total Corporate Bonds (cost $89,319,263)		89,120,819

FUNDING AGREEMENTS 4.1%
Metropolitan Life Funding Agreement, 3.87%, 09/15/2006  (cost $16,000,000)	16,000,000	16,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.0%
FHLMC:
4.00%, 08/11/2006	8,000,000	7,978,472
4.50%, 08/22/2007	8,000,000	7,996,712
FNMA, 4.05%, 08/14/2006	3,250,000	3,241,687

Total U.S. Government & Agency Obligations (cost $19,245,906)		19,216,871

YANKEE OBLIGATIONS-CORPORATE 2.6%
FINANCIALS 2.6%
Commercial Banks 2.6%
Islandsbanki, 3.87%, 08/20/2010 (cost $10,000,000)	10,000,000	10,002,320

Total Investments (cost $392,427,762) 101.5%		392,187,270
Other Assets and Liabilities (1.5%)		(5,969,916)

Net Assets 100.0%		$386,217,354

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $392,427,762. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,379 and $292,871, respectively, with a net unrealized depreciation of $240,492.

[2]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$163,568	$164,991
Ser. R001, Class AE, 4.375%, 04/15/2015	3,682,670	3,640,172
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,468,864	4,391,140

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $8,299,607)		8,196,303

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.4%
FIXED-RATE 13.4%
FHLMC:
4.00%, 12/01/2014	5,317,491	5,111,923
5.50%, 01/01/2018 - 07/01/2019	20,999,132	21,319,889
FNMA:
5.00%, 02/01/2019 - 02/01/2020	8,094,924	8,079,017
5.50%, 07/01/2014 - 08/01/2014	17,430,657	17,717,474
6.50%, 08/01/2010	50,549	52,290
GNMA:
6.50%, 12/15/2008 - 10/15/2010	89,807	92,628
8.00%, 08/15/2007	454	466
9.00%, 03/15/2009 - 08/15/2022	133,332	145,269
14.00%, 02/15/2012 - 06/15/2012	312,816	356,964

Total Agency Mortgage-Backed Pass Through Securities (cost $53,781,240)		52,875,920

ASSET-BACKED SECURITIES 3.6%
Capital One Auto Fin. Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	3,098,594	3,101,988
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	1,510,033	1,481,263
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	701,963	696,443
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, 4.89%, 05/24/2035  144A	3,000,000	3,000,000
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,588,319	1,611,455
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.01%, 03/25/2031	1,487,136	1,487,137
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	3,000,000	3,039,060

Total Asset-Backed Securities (cost $14,585,095)		14,417,346

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 3.7%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A	2,828,882	2,852,787
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,625,000	4,711,714
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	3,099,488	3,057,332
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 7.50%, 09/13/2028 144A	4,000,000	4,205,669

		14,827,502

FLOATING-RATE 0.8%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CNDA, Class D, 4.42%, 08/15/2018 144A	3,000,000	2,999,991

Total Commercial Mortgage-Backed Securities (cost $18,483,784)		17,827,493

CORPORATE BONDS 39.0%
CONSUMER DISCRETIONARY 7.0%
Household Durables 1.5%
Fortune Brands, Inc., 2.875%, 12/01/2006	3,000,000	2,937,894
Ryland Group, Inc., 8.00%, 08/15/2006	3,000,000	3,079,581

		6,017,475

Media 4.4%
Chancellor Media Corp., 8.00%, 11/01/2008	2,000,000	2,155,004
Cox Communications, Inc., 7.75%, 08/15/2006	3,500,000	3,589,519
TCI Communications, Inc., 6.875%, 02/15/2006	3,685,000	3,713,515
Time Warner, Inc., 8.18%, 08/15/2007	4,000,000	4,240,532
Walt Disney Co., Ser. B, 6.75%, 03/30/2006	3,500,000	3,539,750

		17,238,320

[1]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., 5.50%, 08/15/2006	$4,225,000	$4,263,608

CONSUMER STAPLES 0.8%
Food Products 0.8%
ConAgra Foods, Inc., 6.00%, 09/15/2006	3,000,000	3,038,286

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Pemex Project Funding Master Trust, FRN, 5.40%, 10/15/2009 þ 144A	2,000,000	2,120,000

FINANCIALS 20.3%
Capital Markets 5.0%
Bear Stearns & Companies, Inc., FRN, 3.98%, 01/30/2009	4,000,000	4,023,248
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	650,000	673,607
FRN, 3.83%, 10/27/2006	4,000,000	4,007,408
Lehman Brothers Holdings, Inc., FRN, 3.71%, 09/28/2007	3,000,000	2,981,400
Merrill Lynch & Co., Inc., FRN, 4.06%, 09/09/2009	4,000,000	4,008,728
Morgan Stanley, FRN, 3.73%, 01/18/2008	4,000,000	4,004,904

		19,699,295

Commercial Banks 1.0%
Fleet Capital Trust V, FRN, 4.89%, 12/18/2028	4,000,000	4,020,508

Consumer Finance 6.5%
American General Finance Corp., FRN, 3.73%, 01/18/2008	4,000,000	4,006,812
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,053,730
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,046,797
John Deere Capital Corp., 3.125%, 12/15/2005	5,000,000	4,990,220
Sony Capital Corp., 4.95%, 11/01/2006 144A	3,000,000	2,996,151
Textron Financial Corp., 2.69%, 10/03/2006	4,500,000	4,425,030

		25,518,740

Diversified Financial Services 2.0%
Citigroup, Inc., FRN, 4.01%, 11/05/2014	4,000,000	4,029,916
JPMorgan Chase Capital XIII, FRN, 4.97%, 09/30/2034	4,000,000	3,987,804

		8,017,720

Insurance 2.5%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,910,892
Genworth Financial, Inc., FRN, 4.02%, 06/15/2007	4,000,000	4,007,588
Prudential Insurance Co., 6.375%, 07/23/2006 144A	4,000,000	4,056,020

		9,974,500

Real Estate 1.3%
Camden Property Trust, REIT, 4.375%, 01/15/2010	3,000,000	2,920,302
iStar Financial, Inc., REIT, FRN, 5.08%, 03/12/2007	2,000,000	2,026,894

		4,947,196

Thrifts & Mortgage Finance 2.0%
Countrywide Home Loan, FRN, 4.35%, 06/02/2006	4,000,000	4,010,148
Washington Mutual, Inc., FRN, 3.90%, 01/15/2010	4,000,000	4,012,632

		8,022,780

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	426,628

INDUSTRIALS 2.5%
Building Products 0.9%
Masco Corp., 6.75%, 03/15/2006	3,500,000	3,535,567

[2]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 1.6%
Norfolk Southern Corp., 7.40%, 09/15/2006	$3,000,000	$3,084,924
Union Pacific Corp., 6.70%, 12/01/2006	3,000,000	3,072,804

		6,157,728

INFORMATION TECHNOLOGY 1.6%
Computers & Peripherals 0.7%
International Business Machines Corp., 4.875%, 10/01/2006	3,000,000	3,013,800

IT Services 0.9%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,507,490

MATERIALS 0.9%
Chemicals 0.9%
International Flavors & Fragrances, Inc., 6.45%, 05/15/2006	3,500,000	3,536,278

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.9%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,443,021
SBC Communications, Inc.:
5.75%, 05/02/2006	4,000,000	4,030,400
7.25%, 11/01/2027	2,000,000	2,123,752

		11,597,173

Wireless Telecommunication Services 0.9%
Cingular Wireless, Inc., 7.35%, 03/01/2006	3,500,000	3,540,999

UTILITIES 1.5%
Electric Utilities 0.7%
Entergy Gulf States, Inc., 3.60%, 06/01/2008	3,000,000	2,882,373

Multi-Utilities 0.8%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,025,326

Total Corporate Bonds (cost $155,120,413)		154,101,790

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.5%
FINANCIALS 0.5%
COMMERCIAL BANKS 0.5%
European Investment Bank, MTN, 8.00%, 10/21/2013 ZAR (cost $2,079,109)	13,000,000	2,057,746

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.5%
Mexico, 8.00%, 12/28/2006 MXN (cost $1,988,040)	21,400,000	1,976,271

U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.3%
FHLB, 1.875%, 06/15/2006	2,500,000	2,459,000
FHLMC:
2.85%, 02/23/2007	8,000,000	7,841,104
3.625%, 02/15/2007	15,000,000	14,843,445
FNMA:
4.00%, 09/02/2008	2,500,000	2,464,100
FRN, 3.67%, 02/17/2009	5,000,000	4,987,400

Total U.S. Government & Agency Obligations (cost $33,040,592)		32,595,049

U.S. TREASURY OBLIGATIONS 10.5%
U.S. Treasury Notes:
2.625%, 11/15/2006 þ	8,000,000	7,871,256
2.875%, 11/30/2006 þ	10,000,000	9,859,770
3.125%, 01/31/2007 þ	10,000,000	9,869,540
3.625%, 04/30/2007 þ	10,000,000	9,918,760
4.00%, 08/31/2007 þ	4,000,000	3,987,660

Total U.S. Treasury Obligations (cost $41,967,678)		41,506,986

[3]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.6%
FIXED-RATE 5.6%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	$5,000,000	$5,003,836
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.97%, 01/25/2035	8,409,237	8,373,245
Morgan Stanley Capital I, Inc., Ser. 2005-XLF, Class K, 4.42%, 08/15/2019 144A	1,470,000	1,469,770
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	3,500,000	3,389,779
Ser. 2004-AR5, Class A6, 3.85%, 06/25/2034	4,000,000	3,873,759

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $22,229,405)		22,110,389

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FLOATING-RATE 0.7%
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 5.30%, 05/20/2032	94,543	96,137
Indymac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.52%, 04/25/2035	2,670,950	2,684,898

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,819,418)		2,781,035

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
FIXED-RATE 0.3%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	1,437,048	1,380,015

FLOATING-RATE 0.8%
Countrywide Home Loans, Ser. 2004-HYB8, Class 1M2, 5.23%, 01/20/2035	2,999,925	3,020,901

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,470,175)		4,400,916

YANKEE OBLIGATIONS-CORPORATE 7.9%
CONSUMER STAPLES 0.8%
Beverages 0.8%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	2,500,000	3,131,250

FINANCIALS 5.2%
Commercial Banks 2.1%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,902,755
Royal Bank of Scotland Group plc, FRN, 3.81%, 12/29/2049	4,000,000	3,440,276

		8,343,031

Diversified Financial Services 2.1%
Preferred Term Securities, Ltd., FRN, 5.46%, 03/24/2034 144A	8,000,000	8,132,070

Real Estate 1.0%
Westfield Capital Corp., Ltd., FRN, 4.00%, 11/02/2007 144A	4,000,000	4,009,296

INDUSTRIALS 0.9%
Industrial Conglomerates 0.9%
Tyco International Group SA, 5.80%, 08/01/2006	3,500,000	3,533,645

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
France Telecom SA, 7.45%, 03/01/2006	3,000,000	3,035,109
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	991,536

		4,026,645

Total Yankee Obligations-Corporate (cost $31,214,379)		31,175,937

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. O (cost $3,902,500)	70,000	3,854,375

[4]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 11.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 3.17%, 10/27/2005 † ƒ	$500,000	$498,943

	Shares	Value

MUTUAL FUND SHARES 11.8%
Evergreen Institutional Money Market Fund ø	2,742,634	2,742,634
Navigator Prime Portfolio þþ	43,861,862	43,861,862

Total Short-Term Investments (cost $47,103,439)		47,103,439

Total Investments (cost $441,084,874) 110.6%		436,980,995
Other Assets and Liabilities (10.6%)		(42,010,354)

Net Assets 100.0%		$394,970,641

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
þ	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium Term Note
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

At September 30, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2005	Unrealized Loss
December 2005	275 2-Year U.S. Treasury Note Futures	$56,869,141	$56,618,547	$250,594

At September 30, 2005, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2005	Unrealized Gain
December 2005	50 5-Year U.S. Treasury Note Futures	$5,364,844	$5,343,219	$21,625

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $441,064,424. The gross unrealized appreciation and depreciation on securities based on tax cost was $393,566 and $4,476,995, respectively, with a net unrealized depreciation of $4,083,429.

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
FHLMC, 6.98%, 10/01/2020	$15,690,573	$17,075,266
FNMA:
4.44%, 04/01/2013	2,346,011	2,294,962
4.83%, 02/01/2013	11,383,256	11,378,251
4.94%, 08/01/2035	11,967,965	11,945,763
5.95%, 01/01/2009	5,906,077	6,066,167
6.08%, 10/01/2008	15,055,512	15,477,584
6.29%, 06/01/2011	3,410,341	3,628,452
6.31%, 02/01/2008	4,547,802	4,644,696
6.37%, 01/01/2008	2,155,426	2,210,658
6.40%, 12/01/2007	3,600,000	3,690,521
6.42%, 01/01/2008	2,718,130	2,790,126
6.79%, 12/01/2007	2,629,239	2,710,950
6.82%, 12/01/2007	6,179,334	6,370,789
6.875%, 01/01/2007	2,725,000	2,768,526
6.91%, 07/01/2009	9,321,661	9,887,335
6.95%, 10/01/2006	7,421,272	7,502,535
6.97%, 11/01/2007	3,933,639	4,111,032
7.01%, 12/01/2010	4,232,335	4,604,757
7.09%, 07/01/2009	2,798,085	2,982,919
7.20%, 12/01/2006	3,226,778	3,278,527
7.29%, 12/01/2010	4,429,273	4,878,227

Total Agency Commercial Mortgage-Backed Securities (cost $134,852,551)		130,298,043

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.2%
FIXED-RATE 6.2%
FHLMC:
Ser. 1935, Class FL, 4.51%, 02/15/2027	38,250	38,704
Ser. 2356, Class GD, 6.00%, 09/15/2016	10,676,090	10,955,877
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	8,048,037
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,156,493
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,871,137
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,676,138
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,736,855
Ser. 2975, Class OD, 5.50%, 09/15/2027	13,060,000	13,151,041

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $79,330,134)		78,634,282

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 5.2%
FIXED-RATE 5.2%
FHLMC:
6.00%, 04/01/2017	229,269	235,720
6.50%, 09/01/2019	7,667,721	7,924,223
7.30%, 12/01/2012	2,051,470	2,240,411
FNMA:
4.50%, TBA #	9,935,000	9,730,091
5.00%, TBA #	19,855,000	19,805,362
5.50%, TBA #	14,455,000	14,450,490
6.00%, 11/01/2014 - 02/01/2018	1,280,619	1,317,918
6.26%, 03/01/2011	2,655,571	2,729,020
6.50%, 07/01/2017 - 08/01/2017	3,515,098	3,637,230
7.00%, 10/01/2007 - 08/01/2032	2,349,339	2,455,511
7.50%, 10/01/2031 - 03/01/2032	536,210	567,662
GNMA, 8.05%, 06/15/2019 - 10/15/2020	1,610,596	1,742,908

		66,836,546

FLOATING-RATE 0.0%
FNMA, 3.95%, 06/01/2017	13,993	14,037

Total Agency Mortgage-Backed Pass Through Securities (cost $67,224,375)		66,850,583

[1]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
FHLMC, Ser. T-60, Class 1A4C, 5.40%, 03/25/2044	$10,610,000	$10,634,063
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	10,690,000	10,750,394

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $22,085,257)		21,384,457

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.3%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	8,080,159	8,332,470
FNMA:
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	14,480,525	14,928,697
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	9,409,567	9,600,173
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	9,114,144	9,393,470

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $43,052,345)		42,254,810

ASSET-BACKED SECURITIES 2.9%
Countrywide Home Loans, Inc., Ser. 2004-25, Class 2A3, FRN, 4.20%, 02/25/2035	11,265,947	11,276,906
E-Trade RV & Marine Trust, Class A1, 2.67%, 07/07/2009	3,407,703	3,402,860
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, FRN, 4.06%, 02/19/2035	7,246,681	7,236,606
New Century Home Equity Loan Trust, Ser. 2005-A, Class A1F, 4.36%, 06/01/2035	9,332,794	9,302,774
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,690,668	5,712,646

Total Asset-Backed Securities (cost $37,167,290)		36,931,792

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.8%
FIXED-RATE 9.8%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	6,433,166	6,658,630
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-4, Class A1, 3.46%, 07/10/2042	8,153,3473	8,013,659
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	3,250,000	3,214,796
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	9,273,624	9,454,722
Ser. 2002, Class E, 7.29%, 10/15/2036 144A	5,000,000	5,503,021
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	9,465,244	9,151,191
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,414,498
Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	10,510,000	10,799,632
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	8,198,985	7,977,138
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,705,000	1,752,547
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,523,091
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	7,580,000	7,262,155
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,091,711	2,148,240
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,472,797
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,517,964
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.48%, 07/15/2033 144A	7,000,000	7,815,095

Total Commercial Mortgage-Backed Securities (cost $127,274,791)		124,679,176

CORPORATE BONDS 30.0%
CONSUMER DISCRETIONARY 2.5%
Automobiles 0.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,240,000	1,348,318

Media 1.8%
Comcast Corp.:
6.20%, 11/15/2008	870,000	904,147
6.75%, 01/30/2011	10,175,000	10,953,021
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	10,943,410

		22,800,578

[2]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.6%
May Department Stores Co., 7.45%, 09/15/2011	$6,525,000	$7,273,098

CONSUMER STAPLES 3.0%
Beverages 1.1%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,406,564
Molson Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,365,688

		13,772,252

Food & Staples Retailing 1.1%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,516,218
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,198,299

		13,714,517

Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,605,430

FINANCIALS 18.0%
Capital Markets 3.5%
Bank of New York Co., Inc., 7.30%, 12/01/2009	5,000,000	5,484,110
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	11,000,000	10,734,295
7.35%, 10/01/2009	790,000	862,783
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,488,156
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,805,960
MTN, 4.125%, 09/10/2009	5,000,000	4,888,945
Morgan Stanley:
3.625%, 04/01/2008	3,000,000	2,930,247
3.875%, 01/15/2009	4,000,000	3,902,064

		44,096,560

Commercial Banks 3.5%
Bank of America Corp., 4.375%, 12/01/2010	9,250,000	9,090,262
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,173,340
6.20%, 12/15/2011	2,475,000	2,656,947
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,400,000	3,547,203
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,550,232
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,039,811
Wells Fargo & Co., 6.25%, 04/15/2008	6,000,000	6,234,606

		44,292,401

Consumer Finance 3.0%
American General Finance Corp.:
4.50%, 11/15/2007	9,545,000	9,515,611
MTN, 3.875%, 10/01/2009	3,000,000	2,895,636
ChevronTexaco Capital Co., 3.50%, 09/17/2007	700,000	687,932
ConocoPhillips Funding Co., 5.45%, 10/15/2006	1,000,000	1,010,167
Ford Motor Credit Co.:
6.875%, 02/01/2006	1,200,000	1,205,006
7.375%, 10/28/2009	9,545,000	9,227,887
General Electric Capital Corp., 6.80%, 11/01/2005	1,000,000	1,002,066
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,941,300
6.40%, 06/17/2008	8,115,000	8,470,104

		38,955,709

[3]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 1.1%
Citigroup, Inc., 5.75%, 05/10/2006	$755,000	$761,276
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,322,651
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	882,346

		13,966,273

Insurance 2.6%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,750,000	10,736,928
Metlife, Inc., 5.00%, 06/15/2015	13,000,000	12,856,688
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,399,112

		32,992,728

Real Estate 3.1%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	7,200,000	7,178,400
CarrAmerica Realty Corp., REIT:
3.625%, 04/01/2009	8,500,000	8,102,429
5.125%, 09/01/2011	4,500,000	4,461,336
Duke Realty Corp., REIT:
3.35%, 01/15/2008	10,000,000	9,644,400
7.05%, 03/01/2006	2,500,000	2,515,110
EOP Operating, LP, 7.00%, 07/15/2011	6,300,000	6,882,637
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	450,000	450,747

		39,235,059

Thrifts & Mortgage Finance 1.2%
Vanderbilt Mortgage & Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,539,918
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	6,971,608

		15,511,526

INDUSTRIALS 2.1%
Aerospace & Defense 1.2%
General Dynamics Corp., 4.50%, 08/15/2010	10,000,000	9,945,620
McDonnell Douglas Corp., 6.875%, 11/01/2006	5,755,000	5,886,956

		15,832,576

Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,549,223

MATERIALS 0.7%
Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	8,695,000	8,927,591

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	2,958,439
6.25%, 03/15/2011	8,500,000	9,036,843
Verizon Communications, Inc., 5.875%, 01/17/2012	8,370,000	8,658,355

		20,653,637

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,722,318

UTILITIES 1.6%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,500,000	9,207,787
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,521,645

		15,729,432

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	4,300,000	4,333,871

Total Corporate Bonds (cost $379,911,338)		382,313,097

[4]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.9%
FHLMC:
3.50%, 04/01/2008	$800,000	$783,807
6.25%, 03/05/2012	1,675,000	1,715,451
FNMA:
3.00%, 02/26/2007	1,800,000	1,767,085
3.75%, 05/17/2007	1,250,000	1,236,835
4.75%, 01/02/2007	1,525,000	1,530,112
5.50%, 05/02/2006	1,750,000	1,762,390
6.00%, 12/15/2005	1,500,000	1,505,905
6.375%, 06/15/2009	890,000	945,937

Total U.S. Government & Agency Obligations (cost $11,625,581)		11,247,522

U.S. TREASURY OBLIGATIONS 13.9%
U.S. Treasury Bonds, 7.50%, 11/15/2016	94,750,000	119,955,016
U.S. Treasury Notes:
1.50%, 03/31/2006	1,600,000	1,581,688
1.875%, 11/30/2005 - 12/31/2005	1,250,000	1,246,885
2.50%, 10/31/2006	1,750,000	1,720,675
2.75%, 08/15/2007	28,605,000	27,892,135
3.375%, 11/15/2008	8,065,000	7,875,037
4.875%, 02/15/2012	4,455,000	4,606,577
TIPS, 3.375%, 01/15/2007	11,439,827	11,834,421

Total U.S. Treasury Obligations (cost $177,246,355)		176,712,434

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.7%
FIXED-RATE 7.6%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	7,800,000	7,689,886
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	13,250,000	12,969,316
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.49%, 12/25/2034	14,000,000	13,757,435
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	9,875,000	9,564,018
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	15,851,000	15,581,265
Ser. 2005-AR12, Class 1A4, 4.85%, 10/25/2035	13,310,000	13,139,499
Ser. 2005-AR12, Class 1A8, 4.85%, 10/25/2035	13,211,689	13,093,840
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005- AR1, Class 2A17, 3.50%, 06/25/2035	12,185,000	11,771,518

		97,566,777

FLOATING-RATE 0.1%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 4.20%, 07/25/2034	936,673	937,874

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $99,517,759)		98,504,651

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.2%
FIXED-RATE 2.1%
Structured Asset Securities Corp., Ser. 2005-NC1, Class A1, 3.65%, 02/25/2035	6,308,556	6,285,814
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035	11,981,004	11,805,962
Ser. 2005-AR2, Class 2A1, 4.56%, 03/25/2035	8,842,592	8,729,729

		26,821,505

FLOATING-RATE 1.1%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 4.54%, 02/20/2021	412,622	411,786
Fund America Investors Corp., Ser. 1993-A, Class A5, 5.11%, 06/25/2023	1,094,359	1,105,574
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR5, Class 2A1A, 4.26%, 08/25/2034	10,892,937	10,898,322
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.71%, 04/01/2020	1,776,932	1,785,355

		14,201,037

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $41,242,845)		41,022,542

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.0%
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,722,439)	$11,525,000	$12,867,201

YANKEE OBLIGATIONS-GOVERNMENT 0.2%
Canada, 4.625%, 10/03/2006	1,125,000	1,129,074
Italy, 2.50%, 03/31/2006	900,000	893,292

Total Yankee Obligations-Government (cost $2,021,913)		2,022,366

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø ## (cost $87,152,643)	87,152,643	87,152,643

Total Investments (cost $1,322,427,616) 103.0%		1,312,875,599
Other Assets and Liabilities (3.0%)		(37,769,182)

Net Assets 100.0%		$1,275,106,417

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,322,981,641. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,839,935 and $16,945,977, respectively, with a net unrealized depreciation of $10,106,042.

[6]

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: November 28, 2005